Financial Instruments Carried at Fair Value - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Financial Instruments carried at Fair Value [Abstract]
Balance, beginning of year		€ 691	€ 577
New trades during the period		513	343
Amortization		(223)	(141)
Matured trades		(71)	(53)
Subsequent move to observability	[1]	(38)	(36)	[2]
Exchange rate changes		(5)	1
Balance, end of year		€ 866	€ 691

[1]	This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date
[2]	During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024